Consolidated Statements of Changes in Shareholders' Equity	Convertible Preferred Shares [Member] CNY (¥) shares	Common Class A [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained earnings Statutory reserves CNY (¥)	Retained earnings Unrestricted CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2016		¥ 13,095	¥ 52,005	¥ 434,900	¥ 8,230,646	¥ (21,611,605)		¥ (12,880,959)	$ (1,876,815)
BALANCE (in Shares) at Dec. 31, 2016		20,115,570	79,884,430
Capital contribution				30,000,000				30,000,000	4,371,139
Capital contribution (in Shares)
Net income						73,337,971		73,337,971	10,685,682
Statutory reserves					6,093,165	(6,093,165)
Foreign currency translation							(250,623)	(250,623)	(36,517)
BALANCE at Dec. 31, 2017		¥ 13,095	¥ 52,005	30,434,900	14,323,811	45,633,201	(250,623)	90,206,389	13,143,489
BALANCE (in Shares) at Dec. 31, 2017		20,115,570	79,884,430
Capital contribution	¥ 5,910			137,732,090				137,738,000	20,069,064
Capital contribution (in Shares)	8,611,133
Net income						89,217,792		89,217,792	12,999,445
Statutory reserves					5,324,020	(5,324,020)
Foreign currency translation							1,759,288	1,759,288	256,336
BALANCE at Dec. 31, 2018	¥ 5,910	¥ 13,095	¥ 52,005	168,166,990	19,647,831	129,526,973	1,508,665	318,921,469	46,468,334
BALANCE (in Shares) at Dec. 31, 2018	8,611,133	20,115,570	79,884,430
Net income						102,204,472		102,204,472	14,650,450
Statutory reserves					2,553,551	(2,553,551)
Foreign currency translation							1,589,076	1,589,076	(524,905)
BALANCE at Dec. 31, 2019	¥ 5,910	¥ 13,095	¥ 52,005	¥ 168,166,990	¥ 22,201,382	¥ 229,177,894	¥ 3,097,741	¥ 422,715,017	$ 60,593,879
BALANCE (in Shares) at Dec. 31, 2019	8,611,133	20,115,570	79,884,430